Subsequent Events (Details) - Subsequent Event [Member] shares in Thousands, $ in Thousands	1 Months Ended
Jul. 31, 2023 USD ($) shares
Subsequent Events (Details) [Line Items]
Share option | shares	17,853
Exercised amount | $	$ 18